AB VARIABLE PRODUCTS SERIES FUND, INC.

- AB VPS Balanced Hedged Allocation Portfolio

Class A; Class B

Supplement dated November 25, 2024 to the Summary Prospectuses and Prospectuses dated May 1, 2024, as amended, for AB Variable Products Series Fund, Inc., offering Class A and Class B shares of AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”).

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The following replaces certain information under the heading “Portfolio Managers” in the summary section of the Prospectuses and Summary Prospectuses for the Portfolio:

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Rohith Eggidi	Since 2022	Vice President of the Adviser

Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolio – Portfolio Managers” in the Prospectuses for the Portfolio:

The following table lists the persons within the Multi-Asset Solutions Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Rohith Eggidi; since 2022; Vice President of the Adviser	Vice President of the Adviser since 2020. Prior thereto, he was associated in a substantially similar capacity to his current position as an Associate Portfolio Manager since prior to 2019 at AnchorPath Financial, LLC, an investment management firm specializing in risk management solutions which was acquired by the Adviser in 2020.
Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2019.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Summary Prospectuses and Prospectuses for the Portfolio.

You should retain this Supplement with your Summary Prospectus(es) and Prospectus(es) for future reference.

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